OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Changes in asset retirement obligations at closed mines	$ 1.6	$ 40.7
COVID-19 expenses	0.0	3.1
Care and maintenance costs	0.0	24.5
Write-down of assets	0.6	3.5
Restructuring costs	0.0	1.0
Other	6.9	5.1
Other expenses	$ 9.1	$ 77.9